ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2025
ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets and liabilities denominated in foreign currencies

	09.30.25	12.31.24

	In equivalent millions of Argentine pesos
Assets	913,783	433,555
Liabilities	(5,346,866)	(3,205,208)
Net Liabilities	(4,433,083)	(2,771,653)

Schedule of offsetting of financial assets and financial liabilities

	As of September 30, 2025
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and non-current assets (liabilities) - Gross value	780,142	63,017	(982,072)	(22,125)
Offsetting	(2,392)	(4,498)	2,392	4,498
Current and non-current assets (liabilities) – Book value	777,750	58,519	(979,680)	(17,627)

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and non-current assets (liabilities) - Gross value	381,583	28,573	(582,508)	(25,707)
Offsetting	(20,046)	(4,333)	20,046	4,333
Current and non-current assets (liabilities) – Book value	361,537	24,240	(562,462)	(21,374)

Schedule of financial assets and liabilities recognized at fair value and the level of hierarchy

As of September 30, 2025	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	132,709	—	132,709
Government bonds (1) (2)	288,341	—	288,341
Other receivables: Compensation received for company acquisitions (3)	—	1,274	1,274
Other receivables: DFI (4)	—	1,529	1,529
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	1,873	1,873
Total assets	421,050	4,676	425,726
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	782	782
Total liabilities	—	782	782

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	113,621	—	113,621
Government bonds (1) (2)	13,887	—	13,887
Other receivables: Compensation received for company acquisitions (3)	—	1,316	1,316
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	2,948	2,948
Total assets	127,508	4,264	131,772
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	784	784
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	733	733
Total liabilities	—	1,517	1,517
(1)	The Mutual funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Investments.
(2)	The fair value is based on information obtained from active markets and corresponds to quoted market prices as of period-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)	DFI for forward purchases of US dollars, calculated by the variation between the market prices at the end of the period and the time of agreement.

Schedule of fair value of financial debt

	Carrying Value	Fair Value

Notes	3,810,334	3,641,694
Other borrowings	1,310,590	1,332,463
	5,120,924	4,974,157